INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2013
Income Tax Contingency [Line Items]
Schedule of Income (Loss) before Provision for Income Taxes
	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2013	2012	2013	2012

US	$(2,099)	$(2,193)	$(3,656)	$(4,514)
PRC	(4,297)	(4,743)	(6,668)	(6,972)
	$(6,396)	$(6,936)	$(10,324)	$(11,486)

Schedule of Income Tax Provision (Benefit)

	For the Three Months Ended June 30,		For the Six Months Ended June 30,

	2013	2012	2013	2012

Current provision
US	$(2)	$-	$(2)	$-
PRC	-	-	-	-
Total Current	$(2)	$-	$(2)	$-

Deferred Benefit
US	$-	$-	$-	$-
PRC	14	92	27	130
Total Deferred benefit	14	92	27	130
Total benefit for income taxes	$12	$92	$25	$130